FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report as of the end of fiscal year:   12/31/2004

Is this a transition report? (Y or N):  N

Is this an amendment to a previous filing? (Y or N): N

Those items or sub-items with a "[/]" after the item should be completed only if the answer has changed from the previous filing of this form.

   1. A) Registrant Name: Canada Life of America Variable Annuity Account I

      B) File Number: 811-5817

      C) Telephone Number: (303) 737-3000

   2. A) Street: 8515 East Orchard Road

      B) City: Greenwood Village C) State: CO D) Zip Code: 80111 Zip Ext.:

      E) Foreign Country: Foreign Postal Code:

   3. Is this the first filing on this form by the Registrant? (Y or N) N

   4. Is this the last filing on this form by the Registrant? (Y or N) N

   5. Is Registrant a small business investment company (SBIC)? (Y or N) N [If answer is "Y" (Yes), complete only 89-110.]

   6. Is Registrant a unit investment trust (UIT)? (Y or N) Y
      [If answer is "Y" (Yes) complete only items 111 through 132.)

111. A. Canada Life Insurance Company of America

     B.

     C. Greenwood Village, CO 80111

112.

113.

114. A. Canada Life of America Financial Services, Inc.

     B. 8-041042

     C. Greenwood Village, CO 80111

115. A. Deloitte & Touche LLP

     B. Denver, CO 80202


116. Family of investment companies information:

     A. N

     B.

117. A. Y

     B. Y

     C. N

     D. N

     E. N

118. 1

119. 0

120.

121. 0

122. 1

123. $26,556

124.

125. $0

126. $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any)

                                             Total                  Total                 Income
                                             Number of              Assets                Distributions
                                             Series                 ($000's               ($000's
                                             Investing              omitted)              omitted)

A. U.S. Treasury direct issue              _________              $ _______             $ _______

B. U.S. Government Agency                  _________              $ _______             $ _______

C. State and municipal tax-free            _________              $ _______             $ _______

D. Public utility debt                     _________              $ _______             $ _______

E. Brokers or dealers debt or debt
   of brokers' or dealers' parent          _________              $ _______             $ _______

F. All other corporate intermed.
   and long-term debt                      _________              $ _______             $ _______

G. All other corporate short-term
   debt                                    _________              $ _______             $ _______

H  Equity securities of brokers or
   dealers or parents of brokers or
   dealers                                 _________              $ _______             $ _______

I. Investment company equity
   securities                               _________             $ _______             $ _______

J. All other equity securities              ___1_____             $ 147,979             $ _______
                                                -

K. Other securities                         _________             $ _______             $ _______

L. Total assets of all series of
   registrant                               ___1____              $ 147,979             $ _______


128. N


131. $2,196

132.

Signature Page

The following form or signature shall follow items 79, 85, 88, 104, 110 or 130 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

City of: Greenwood Village          State of: Colorado        Date: 02/24/2005

Name of Registrant, Depositor, or Trustee:

VARIABLE ANNUITY ACCOUNT 1 OF CANADA LIFE INSURANCE COMPANY OF AMERICA

By:  /s/ Beverly A. Byrne                    Witness: /s/ Jennifer M. Garofalo
     Beverly A. Byrne                                 Jennifer M. Garofalo
     Vice President and Counsel                       Legal Assistant I